Cover	Jul. 27, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 27, 2026
Entity File Number	001-40677
Entity Registrant Name	PLUM ACQUISITION CORP. III
Entity Central Index Key	0001845550
Entity Tax Identification Number	98-1581691
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	2600 - 1066 West Hastings Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6E 3X1
City Area Code	929
Local Phone Number	529-7125
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A ordinary shares included as part of the Units, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Class A ordinary shares included as part of the Units, par value $0.0001 per share
Trading Symbol	PLMJF
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Entity Addresses [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	PLMWF
Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant to acquire one Class A ordinary share
Entity Addresses [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant to acquire one Class A ordinary share
Trading Symbol	PLMUF
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2021 Fillmore St. #2089
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94115